Financial Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Financial Instruments at Fair Value Through Profit or Loss
	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Financial assets designated as at FVTPL

Private-placement convertible bonds	$100,496	$-	$-

Financial assets held for trading

Quoted ordinary shares	$4,410,732	$-	$-
Open-end mutual funds	589,976	-	-
Forward exchange contracts	61,325	-	-
Swap contracts	60,538	-	-
	5,122,571	-	-

Financial assets mandatorily classified as at FVTPL

Derivative instruments (non-designated hedges)
Swap contracts	-	1,557,714	50,889
Forward exchange contracts	-	32,070	1,048
Non-derivative financial assets
Quoted ordinary shares	-	5,151,255	168,287
Open-end mutual funds	-	581,800	19,007
Unquoted preferred shares	-	275,000	8,984
Private-placement funds	-	200,123	6,537
Hybrid financial assets
Private-placement convertible bonds	-	100,496	3,283
	-	7,898,458	258,035
	5,223,067	7,898,458	258,035
Current	5,223,067	7,262,227	237,250

Non-current	$-	$636,231	$20,785

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Financial liabilities held for trading
Derivative instruments (non-designated hedging)
Swap contracts	$652,107	$29,058	$949
Forward exchange contracts	25,323	7,597	248

	$677,430	$36,655	$1,197

Summary of Outstanding Contracts Not Accounted for Hedge Accounting

At each balance sheet date, the outstanding swap contracts not accounted for hedge accounting were as follows:

		Notional Amount
Currency	Maturity Period	(In Thousands)

December 31, 2017

Sell NT$/Buy US$	2018.01-2018.12	NT$53,136,302/US$1,782,400
Sell US$/Buy CNY	2018.01	US$52,948/CNY349,800
Sell US$/Buy JPY	2018.02-2018.03	US$70,324/JPY7,870,000
Sell US$/Buy NT$	2018.01	US$217,300/NT$6,505,767

December 31, 2018

Sell NT$/Buy US$	2019.01-2019.12	NT$49,570,469/US$1,687,400
Sell US$/Buy CNY	2019.01	US$50,292/CNY349,800
Sell US$/Buy JPY	2019.01	US$54,203/JPY6,090,000
Sell US$/Buy NT$	2019.01	US$208,800/NT$6,423,242

At each balance sheet date, the outstanding forward exchange contracts not accounted for hedge accounting were as follows:

		Notional Amount
Currency	Maturity Period	(In Thousands)

December 31, 2017

Sell NT$/Buy US$	2018.01	NT$2,389,620/US$80,000
Sell US$/Buy CNY	2018.01-2018.04	US$125,000/CNY828,858
Sell US$/Buy EUR	2018.01	US$10,674/EUR9,000
Sell US$/Buy JPY	2018.01-2018.02	US$45,517/JPY5,111,101
Sell US$/Buy MYR	2018.01-2018.03	US$15,000/MYR61,859
Sell US$/Buy NT$	2018.01	US$1,000/NT$30,142
Sell US$/Buy SGD	2018.01-2018.02	US$11,300/SGD15,305

Notional Amount
December 31, 2018	Maturity Period	(In Thousands)

Sell NT$/Buy US$	2019.01-2019.02	NT$2,453,540/US$80,000
Sell US$/Buy CNY	2019.01	US$29,000/CNY200,108
Sell US$/Buy EUR	2019.01	US$4,103/EUR3,600
Sell US$/Buy JPY	2019.01-2019.02	US$37,733/JPY4,231,754
Sell US$/Buy MYR	2019.01-2019.02	US$14,000/MYR58,430
Sell US$/Buy SGD	2019.01-2019.02	US$13,400/SGD18,391